Share-based Compensation - Components of Share-based Compensation Expense (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation		$ 12,307	$ 8,566	$ 38,698
Simple Warrants | Equity Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation		2,899	1,539	23,918
Performance Warrants | Equity Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation		361	(42)	11,023
Stock Options | Equity Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation		(14)	651	98
Restricted Share Units | Equity Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation		6,789	4,069	220
Shares Issued For Services | Equity Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation				2,320
Deferred Share Units | Cash Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation	[1]	$ 2,272	$ 2,349	$ 1,119

[1]	Cash-settled DSUs are accounted for as a liability and are measured at fair value based on the market value of the Company’s common shares at each period end. Fluctuations in the fair value are recognized during the period in which they occur.